Bank Loans and Notes Payable - Summary of Financial Instruments by Type of Interest Rate (Parenthetical) (Detail) - U.S. dollars to Mexican pesos [member] $ in Millions	12 Months Ended
Dec. 31, 2019 MXN ($)
Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 8,869
Cross-currency swaps [member] | 9.4% variable to 4.4% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate percentage	4.4
Cross-currency swaps [member] | 9.4% fixed to 4.4% variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate percentage	9.4
Cross-currency swaps [member] | 8.8% variable to 4.0% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate percentage	4.0
Cross-currency swaps [member] | 8.8% fixed to 4.0% variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate percentage	8.8
Interest rate swap [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 11,403
Interest rate swap [member] | Fixed rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate percentage	7.2
Interest rate swap [member] | Variable rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate percentage	8.8